Common and Preferred Stock Reserved for Future Issuances: (Details Textual) - shares		6 Months Ended		12 Months Ended
	Feb. 09, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Percentage of shares Reserved for Potential Dilution		50.00%
Conversion of Stock, Shares Issued		193,650	3,787,537	18,524,163	1,419,410
Warrant Holder [Member]
Conversion of Stock, Shares Issued	1,325,000
Series A Preferred Stock [Member] | Warrant Holder [Member]
Conversion of Stock, Shares Converted	1,325,000